Thelen Reid & Priest LLP Attorneys At Law
Edwin Opoku 212.603.6535 Direct Dial 2112.829.2071 Direct Fax ecpoku@thelenreid.com	875 Third Avenue New York. NY 10022-6225 Tel. 212.603.2000 Fax 212.603.2001 www.thelenreid.com

October 10, 2006

Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re:   Response to Verbal Staff Comments re Preliminary Form 1.4C filed for RTO Holdings, Inc. on September 22, 2006

Ladies and Gentlemen:

We are counsel to RTO Holdings, Inc. (the "Company") and we hereby submit the Company's response to a verbal comment from the staff (the "Staff") of the Securities and Exchange Commission on or about September 29, 2006 regarding the preliminary Form 14C (the "I 4C") filed by the Company in connection with its name change (the "Name Change").

In response to the comment raised by Staff, which requested the Company to provide more disclosure regarding the reasons why the Company is changing its name, we have revised the 14C to discuss the nature of the Company's business since its inception until the date of the reverse acquisition of the Company by Orion Ethanol, LLC. We also describe why it is in the best interests of the Company to undertake the Name Change in order to better reflect its business activities.

As requested by the Staff, we are re-filing the 14C as a correspondence by the Company to the Staff. Once the Staff clears the 14C, we will file a definitive 14C and have the information statement printed and mailed to the stockholders of the Company.

Sincerely,

/s/ Edwin C. Opoku, Jr.

Edwin C. Opoku, Jr.

ECO/
Attachment

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